Offsets	Mar. 26, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	BRP Inc.
Form or Filing Type	F-10
File Number	333-249027
Initial Filing Date	Sep. 24, 2020
Fee Offset Claimed	$ 91,860
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 1,764,221,692
Offset Note
(1)
US$91,860 of the previously paid fees in connection with the registration of US$1,764,221,692 of unsold securities that were previously registered under the Registration Statement on Form
F-10
(File
No. 333-249027)
on September 24, 2020 (the “2020 Registration Statement”). Pursuant to Rule 457(p) under the Securities Act, such unutilized filing fees may be applied to the filing fees payable pursuant to this Registration Statement, and the 2020 Registration Statement and the offering of the unsold securities registered under the 2020 Registration Statement will be deemed terminated as of the effective date of this Registration Statement.

Termination / Withdrawal Statement	the offering of the unsold securities registered under the 2020 Registration Statement will be deemed terminated as of the effective date of this Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	BRP Inc.
Form or Filing Type	F-10
File Number	333-249027
Filing Date	Sep. 24, 2020
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 1,764,221,692
Fee Paid with Fee Offset Source	$ 91,860
Offset Note
(1)
US$91,860 of the previously paid fees in connection with the registration of US$1,764,221,692 of unsold securities that were previously registered under the Registration Statement on Form
F-10
(File
No. 333-249027)
on September 24, 2020 (the “2020 Registration Statement”). Pursuant to Rule 457(p) under the Securities Act, such unutilized filing fees may be applied to the filing fees payable pursuant to this Registration Statement, and the 2020 Registration Statement and the offering of the unsold securities registered under the 2020 Registration Statement will be deemed terminated as of the effective date of this Registration Statement.

Termination / Withdrawal Statement	the offering of the unsold securities registered under the 2020 Registration Statement will be deemed terminated as of the effective date of this Registration Statement.